Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of unaudited condensed consolidated statements of operations and comprehensive loss - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2022	Jun. 30, 2021
Condensed Statement of Income Captions [Line Items]
Cost of revenue – financial services, percentage	76.30%	84.00%	80.90%	80.90%	80.90%
Amortization of intangible assets, percentage	(794.40%)	(1295.40%)	100.00%	(1043.10%)	100.00%
As Reported [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue – financial services	$ 163,583	$ 160,842	$ 27,636	$ 324,425	$ 27,636
Amortization of intangible assets	592,891	911,943	117,145	1,504,834	117,145
Total	756,474	1,072,785	144,781	1,829,259	144,781
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue – financial services	526,601	846,589	117,145	1,373,190	117,145
Amortization of intangible assets	(526,601)	(846,589)	(117,145)	(1,373,190)	(117,145)
As Revised [Member]
Condensed Statement of Income Captions [Line Items]
Cost of revenue – financial services	690,184	1,007,431	144,781	1,697,615	144,781
Amortization of intangible assets	66,290	65,354		131,644
Total	$ 756,474	$ 1,072,785	$ 144,781	$ 1,829,259	$ 144,781